Supplement dated December 12, 2003 to
               Prospectus and Statement of Additional Information
              dated May 1, 2003, Supplemented November 1, 2003 for:
                        TOUCHSTONE GOLD VARIABLE ANNUITY
                                    issued by
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                   through its
                               Separate Account 1

     Effective December 12, 2003, the Prospectus and Statement of Additional Information for the Touchstone Gold Variable Annuity are amended as follows:

     The Touchstone Enhanced 30 Fund is renamed Touchstone Enhanced Dividend 30 Fund.